COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Sep. 30, 2024
COMMITMENTS AND CONTINGENCIES.
Schedule of guarantees

							Amount of
						Financial	bank loans
			Maximum			institution	guaranteed as
	Guarantee (party		guarantee	Guarantee	Guarantee	issuing	of September 30,
Guarantor	being guaranteed)	Relationship	amount	starting date	expiration date	loans	2024
Xinjiang YSX	Tanbao Network Technology (Guangzhou) Co., Ltd. (borrower)	Third-party customer of the Company	$1,424,989	January 1, 2021	December 31, 2029	Bank of China Yuexiu Branch	$1,399,339
Xinjiang YSX	Guangzhou Zhuohang Information Technology Co., Ltd. (borrower)	Third-party customer of the Company	$1,424,989	January 1, 2021	December 31, 2029	Bank of China Yuexiu Branch	$1,382,239
Xinjiang YSX and its branch company Guangzhou YSX	Mr. Jie Xiao (borrower)	Related party	$2,137,483	June 2, 2023	June 2, 2026	GZ Rural Bank	$1,424,989